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                           (WASATCH FUNDS, INC. LOGO)

                               WASATCH FUNDS, INC.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS


                       SUPPLEMENT DATED SEPTEMBER 21, 2005
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2005

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information dated January 31, 2005. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained by visiting our web site at www.wasatchfunds.com or by calling 800.551.1700.

                                   **********

The following information replaces the "Status" for the Wasatch International Growth Fund in the section entitled "Investment Objectives and Strategies" on page 4:

WASATCH INTERNATIONAL GROWTH FUND

Status: Effective Wednesday, October 12, 2005, the International Growth Fund is closed to new investors.

                                   **********

The following information replaces the "Status" for the Wasatch Ultra Growth Fund in the section entitled "Investment Objectives and Strategies" on page 7:

WASATCH ULTRA GROWTH FUND

Status: Effective Monday, June 27, 2005, the Ultra Growth Fund is closed to new investors.

                                   **********

The following paragraphs are added before the last paragraph of the section entitled "Tax Status" which begins on page 50:

Each Fund may invest in shares of foreign corporations that may be classified under the Internal Revenue Code ("Code") as passive foreign investment companies ("PFICs"). PFICs are generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its annual gross income for a taxable year is passive income (such as certain interest, dividends, rents and royalties, or capital gains) or (2) it holds an average of at least 50% of its assets in investments producing (or held for the production of) such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on so called "excess distributions" received from the PFIC or on the gain from the sale of stock in the PFIC,



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even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain. A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs.

Elections are available that would ameliorate tax consequences, but such elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash. The Funds have elected to "mark-to-market" the Funds' PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would generally be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stocks, as well as subject a Fund itself to tax on certain income from PFIC stocks, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Furthermore, in order to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid the imposition of the 4% excise tax, a Fund may be required to liquidate other investments, including when it may not be advantageous for a Fund to liquidate such investments, which may accelerate the recognition of gains. Distributions from a PFIC are not eligible for the reduced rate of tax on "qualifying dividends." In addition, it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation; therefore, a Fund may incur the tax and interest charges described above in some instances.

                                   **********

The following information is added to the Directors' table of the section entitled "Management of the Company-Management Information" on page 30:

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                              TERM OF OFFICE(1)                                    IN FUND        OTHER
                               POSITION(S)    AND LENGTH OF                                        COMPLEX        DIRECTORSHIPS
                               HELD WITH      TIME SERVED         PRINCIPAL OCCUPATION DURING      OVERSEEN BY    HELD BY
NAME, ADDRESS AND AGE          FUNDS                              PAST 5 YEARS                     DIRECTOR       DIRECTOR(2)
---------------------          -----------    -----------------   ---------------------------      -----------    -------------
INDEPENDENT DIRECTOR

D. James Croft, Ph.D.          Director       Indefinite          Consultant since 2004 and        11             None
12030 Sunrise Valley Drive,                                       Founder & Executive Director,
Suite 200                                     Served as           Mortgage Asset Research
Reston, VA 20191                              Director since      Institute from 1990 to 2004.
Age 63                                        2005


(1) A Director may serve until his death, resignation, removal or retirement. Each Independent Director shall retire as Director at the end of the calendar year in which he attains the age of 72 years.

(2) Directorships are those held by a Director in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the Investment Company Act of 1940, as amended.


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The following information is added to the Directors' Fund Holdings table of the section entitled "Management of the Company - Directors' Fund Holdings as of December 31, 2004" on page 32:

                                                                                   AGGREGATE DOLLAR RANGE OF
                                                                                   EQUITY SECURITIES IN ALL
                                                                                    REGISTERED INVESTMENT
                                                         DOLLAR RANGE OF             COMPANIES OVERSEEN BY
                                                        EQUITY SECURITIES           DIRECTORS IN FAMILY OF
                                                          IN THE FUNDS*              INVESTMENT COMPANIES
                                                        -----------------          -------------------------
INDEPENDENT DIRECTOR

D. James Croft                                                                          $50,001-$100,000

     Core Growth Fund                                   $50,001-$100,000

     Global Science & Technology Fund                         None

     Heritage Growth Fund                                     None

     International Growth Fund                                None

     Micro Cap Fund                                           None

     Micro Cap Value Fund                                     None

     Small Cap Growth Fund                                    None

     Small Cap Value Fund                                     None

     Ultra Growth Fund                                        None

     Wasatch-Hoisington U.S. Treasury Fund                    None

*As of December 31, 2004, the International Opportunities Fund had not commenced operations and therefore no holdings information is provided for that Fund.